Stock-Based Compensation - Restricted Stock Units (Details) - RSU - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2019
Stock Based Compensation
Weighted-average grant-date fair value	$ 16.75	$ 13.30	$ 16.46	$ 8.29		$ 16.75	$ 16.46
Total intrinsic value	$ 0.4	$ 0.0	$ 0.7	$ 0.1	$ 0.0
Total unrecognized compensation						$ 20.0	$ 21.5
Unrecognized compensation, recognition period	3 years 4 months 24 days		3 years 7 months 6 days
RSUs granted	49,513		1,474,996
Shares
Unvested as of December 31, 2018	1,415,629	37,272	37,272
Granted	49,513		1,474,996
Forfeited/canceled	(61,882)		(39,477)
Vested	(17,170)		(57,162)
Unvested as of December 31, 2019	1,386,090		1,415,629	37,272
Weighted Average Grant Date Fair Value
Unvested as of December 31, 2018	$ 16.46	$ 8.29	$ 8.29
Granted	24.28		16.49	$ 9.39	$ 7.85
Forfeited/canceled	16.21		15.99
Vested	15.77		12.25
Unvested as of December 31, 2019	$ 16.75	$ 13.30	$ 16.46	$ 8.29
Minimum
Stock Based Compensation
Vesting period	1 year		1 year
Maximum
Stock Based Compensation
Vesting period	4 years		4 years